Investment in Joint Operations	12 Months Ended
Jun. 30, 2019
Interest in Other Entities [Abstract]
Investment in Joint Operations
INVESTMENT IN JOINT OPERATIONS

The group has a 50% interest in certain mining and exploration assets located in the Morobe province, PNG. Newcrest owns the remaining 50% interest in these assets. The asset in the joint arrangement is the Wafi-Golpu project. The joint arrangement is accounted for as a joint operation.